Share based compensation (Tables)	3 Months Ended
Mar. 31, 2026
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of March 31, 2026:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2025	3.87	2,594,914	5.91
Granted	3.88	201,950	7.10
Forfeited/Expired	3.06	(19,327)	5.60
Exercised(1)	3.14	(23,111)	4.90
At March 31, 2026(2)	3.88	2,754,426	5.76

(1) The weighted average share price of share options exercised was $15.48.
(2) 804,391 of the awards outstanding as of March 31, 2026, were exercisable.

Weighted-average Assumptions
The fair values of the options granted during the three months ended March 31, 2026, and 2025, were determined on the date of the grant using the following assumptions:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Share price, in USD	13.03 - 16.60	7.91 - 10.88
Strike price, in USD (weighted average)	3.88	7.12
Expected volatility	83% - 88%	83% - 90%
Award life (weighted average)	5.6	5.9
Expected dividends	-	-
Risk-free interest rate	3.79% - 3.97%	4.02% - 4.47%